Other Receivables (Details) - Schedule of other Receivables - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Other Receivables Abstract
VAT receivable	$ 497,083		$ 120,566			$ 221,448
Deposits	940,925					10,352	448,952
Advance paid to suppliers and contractors						13,028	133,633
Total	$ 5,274	$ 3,720				$ 244,828	$ 582,585